Derivative financial instruments (Tables)	9 Months Ended
Sep. 30, 2024
Derivative financial instruments [Abstract]
Fair value amount of derivative financial instruments
The breakdowns of the fair value amount of the derivative financial instruments as of September 30, 2024, and December 31, 2023, are as follows:

	Balance as of September 30, 2024		Balance as of December 31, 2023
	($ in thousands)
	Assets	Liabilities	Assets	Liabilities
Interest rate cash flow hedge	41,857	32,697	60,102	29,163
Foreign exchange derivatives instruments	995	-	1,595	-
Notes conversion option (Note 15)	-	-	-	794
Total	42,852	32,697	61,697	29,957